UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [  ];  Amendment Number: ____
  This Amendment (Check only one.)           [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Abingdon Capital Management
          --------------------------------------
Address:  1320 Old Chain Bridge Road Suite 230
          --------------------------------------
          McLean, VA 22101
          --------------------------------------

Form 13F File Number:  28- 10324
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Bryan Jacoboski
        -------------------------
Title:  President
        -------------------------
Phone:  703-748-1176
        -------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski                McLean, VA              November 11, 2004
-----------------------             ---------------          -------------------
     [Signature]                     [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:       ZERO
                                         -----------

Form 13F Information Table Entry Total:  20
                                         -----------

Form 13F Information Table Value Total:  465,185
                                         -----------
                                         (thousands)



List of Other Included Managers:         NONE
                                         -----------


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
Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
CADIZ INC                       COM      127537108       79      6,582 SH    SOLE         N/A           6,582     0       0

AMERITRADE HLDG CORP            COM      03074K100   17,206  1,432,600 SH    SOLE         N/A       1,432,600     0       0

CITIGROUP INC                   COM      172967101   63,842  1,447,000 SH    SOLE         N/A       1,447,000     0       0

CONSOLIDATED TOMOKA LD CO       COM      210226106    1,384     39,800 SH    SOLE         N/A          39,800     0       0

COUNTRYWIDE FINANCIAL           COM      222372104   48,074  1,220,452 SH    SOLE         N/A       1,220,452     0       0

ENDURANCE SPECIALTY HLDGS LTD   SHS      G30397106   22,605    703,100 SH    SOLE         N/A         703,100     0       0

FEDERAL HOME LN MTG CORP        COM      313400301   69,484  1,065,057 SH    SOLE         N/A       1,065,057     0       0

FEDERAL NATIONAL MTG ASSOCIATIN COM      313586109   57,360    904,737 SH    SOLE         N/A         904,737     0       0

LAIDLAW INTERNATIONAL           COM      50730R102   17,106  1,039,900 SH    SOLE         N/A       1,039,900     0       0

LEAR CORPORATION                COM      521865105   24,470    449,400 SH    SOLE         N/A         449,400     0       0

LOEWS CORPORATION               COM      540424108   22,477    384,228 SH    SOLE         N/A         384,228     0       0

MORGAN STANLEY                  COM      617446448   39,001    791,100 SH    SOLE         N/A         791,100     0       0

NORTHWEST AIRLINES CORP         CL A     667280101   11,981  1,459,300 SH    SOLE         N/A       1,459,300     0       0

NOVEL DENIM HOLDINGS            ORD      G6674P109      410    390,800 SH    SOLE         N/A         390,800     0       0

STUDENT LN CORP                 COM      863902102   11,779     83,100 SH    SOLE         N/A          83,100     0       0

STANDARD COML CORP              COM      853258101    7,855    498,700 SH    SOLE         N/A         498,700     0       0

TRIARC COMPANIES A              CL A     895927101    4,083    357,200 SH    SOLE         N/A         357,200     0       0

TRIARC COMPANIES B              CL B     895927309   10,222    891,200 SH    SOLE         N/A         891,200     0       0

WASHINGTON GROUP                COM      938862208   20,550    593,600 SH    SOLE         N/A         593,600     0       0

WELLPOINT                       COM      94973H108   15,217    144,800 SH    SOLE         N/A         144,800     0       0

                             TOTAL MARKET VALUE     465,185

